SCHEDULE OF COMMON SHARES (Details) - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares, Beginning Balance	183,430
Stock Options Exercised	6,282	1,166
Common Shares, Ending Balance	197,544	183,430
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares, Beginning Balance	183,605	179,922
Release of Restricted Stock Units	4,979	1,231
Stock Options Exercised	9,017	2,452
Warrants Exercised	137
Common Shares, Ending Balance	197,738	183,605